Financial liabilities - Conditions and statement of liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Financial liabilities
Nominal amount	€ 26,467	€ 26,970
Carrying amount	26,467	26,970
Financial assets pledged as collateral for liabilities or contingent liabilities	500
Bank overdrafts	490	476
Secured bank loans
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	1,500	1,500
Bank overdrafts	€ 2,405	€ 2,160
Secured bank loans with maturity period 2018 To 25
Financial liabilities
Nominal interest rate (as a percent)	3.95%	3.95%
Nominal amount	€ 1,369	€ 1,770
Carrying amount	€ 1,369	€ 1,770
Other bank loans
Financial liabilities
Nominal interest rate (as a percent)	1.00%	1.00%
Nominal amount	€ 406
Carrying amount	406
Lease liabilities
Financial liabilities
Nominal amount	21,347	€ 21,704
Carrying amount	€ 21,347	€ 21,704
Municipal loan, 2021, one
Financial liabilities
Nominal interest rate (as a percent)	8.00%	8.00%
Nominal interest rate profit (as a percent)	1.50%	1.50%
Nominal interest rate, on losses (as a percent)	0.75%	0.75%
Nominal amount		€ 360
Carrying amount		€ 360
Municipal loan, 2018-2023
Financial liabilities
Nominal interest rate (as a percent)	8.25%	8.25%
Nominal interest rate profit (as a percent)	1.50%	1.50%
Nominal interest rate, on losses (as a percent)	0.75%	0.75%
Nominal amount		€ 500
Carrying amount		500
Repayment of Municipal Loans
Financial liabilities
Nominal amount		€ 860
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)	4.46%	4.46%
Nominal amount	€ 490	€ 476
Carrying amount	€ 490	€ 476
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)	3.75%	3.75%
Nominal amount	€ 2,405	€ 2,160
Carrying amount	€ 2,405	€ 2,160
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)	3.59%	3.59%
Nominal amount	€ 450
Carrying amount	€ 450
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	5.40%	2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate (as a percent)	8.90%	3.50%
Existing Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 2,500	€ 2,500
Second Overdraft facility
Financial liabilities
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 1,000	€ 0